Accrued Expenses (Details) - Schedule of accrued expenses - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Accrued Expenses [Abstract]
Accrued pension and employee benefit	$ 62,712	$ 54,203	$ 26,500
Accrued office expenses	42	1,785	771
Taxes payable		419	2,258
Total	$ 62,754	$ 56,407	$ 29,529